Accounts Receivable Net - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Provision for doubtful accounts	$ 0.7	$ 0.3